Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives

Property and equipment are recorded at cost, less accumulated depreciation. Depreciation is straight-line over the following estimated useful lives:

Computer Equipment	5 years
Furniture and Fixtures	7 years
Machinery and Equipment	3 – 7 years
Office Equipment	5 – 7 years
Leasehold Improvements	3 – 5 years

The estimated useful lives for significant property and equipment categories are as follows:

Computer Equipment	5 years
Furniture and Fixtures	7 years
Machinery and Equipment	3 – 7 years
Office Equipment	5 – 7 years
Leasehold Improvements	3 – 5 years

Schedule of Intangible Assets Estimated Useful Lives

Intangible assets include software, trademarks, customer lists, and a website. Amortization is straight-line over the following estimated useful lives:

Software	3 - 5 years
Trademarks	Indefinite
Customer Lists	3 years
Website	3 years
The estimated useful lives for significant intangible asset categories are as follows:
Software	3 – 5 years
Trademarks	Indefinite
Customer Lists	3 years
Website	3 years

Schedule of Changes in Deferred Revenue

For the fiscal years ended March 31, 2025 and 2024, changes in deferred revenue were due to the following:

	March 31, 2025	March 31, 2024
Beginning deferred revenue	$1,850,342	$1,044,249
Amounts deferred during the year	3,109,944	2,445,020
Less refunds	(90,103)	(29,796)
Less revenue recognized	(3,100,627)	(1,609,131)
Ending deferred revenue	$1,769,556	$1,850,342

Schedule of Deferred Revenue

The following table summarizes deferred revenue balances:

	December 31,	March 31,
	2025	2025
Omni One	$45,421	$936,821
Omni One extended warranty	16,553	-
Omni Pro	449,635	451,545
Omni Arena	137,391	290,169
Omni Online	35,898	44,104
Omniverse credits	27,701	37,584
Omni Care subscriptions	14,667	9,333
Total deferred revenue	$727,266	$1,769,556

Deferred revenue as of March 31, 2025 and 2024 consists of the following:

	March 31, 2025	March 31, 2024
Omni One	$936,821	$1,113,649
Omni Pro units and accessories	451,545	455,974
Omni Arena	290,169	206,619
Omni Online	44,104	—
Omniverse Credits	37,584	18,767
Omni Care program	9,333	55,333
Total	$1,769,556	$1,850,342